J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.12

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	305170345	Property Type	Single Family - Detached	PUD - Detached	Per Appraisal property type is PUD - Detached with no HOA Fees listed.
(redacted)	305170345	Total Debt to Income Ratio	(redacted)	(redacted)	Source of tape is unknown. Approved DTI (redacted), variance < (redacted) is non-material. Review included a HOA fee of (redacted) since the HOA is not currently assessing any fees for the new PUD property.
(redacted)	305180591	Prepayment Penalty Clause?	Yes	No	The note confirms no prepayment penalty.
(redacted)	305180591	Total Debt to Income Ratio	(redacted)	(redacted)	Source of tape is unknown. Updated Approved DTI (redacted), variance < (redacted) is non-material.
(redacted)	305180591	Appraised Value	(redacted)	(redacted)	Tape Value is the purchase price. Review Value is the appraisal value.
(redacted)	305173052	Total Debt to Income Ratio	(redacted)	(redacted)	Approved DTI (redacted), variance < (redacted) is non-material. Source of Tape Value is unknown.
(redacted)	305173052	Appraised Value	(redacted)	(redacted)	Tape Value is the sales price. Review Value is the appraisal value.
(redacted)	305180124	Total Debt to Income Ratio	(redacted)	(redacted)	Approved Value (redacted), variance < (redacted) is non-material. Source of Tape Value is unknown.